PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property And Equipment Net
PROPERTY AND EQUIPMENT, NET
NOTE 5:-        PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2017

Cost:
Laboratory equipment	$252	$297
Office equipment	-	8
	252	305
Accumulated depreciation:
Laboratory equipment	$116	$179
Office equipment	-	1
	116	180

Depreciated cost	$136	$125

Depreciation expenses for the years ended December 31, 2015, 2016 and 2017 were $46, $60 and $64 respectively.